Employee Benefit Plans (Plans with PBO/APBO in Excess of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Defined benefit pension plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	$ 120	$ 1,006
FV of plan assets	37	914
Funded Status	(83)	(92)
Non-pension Benefit Plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	205	221
FV of plan assets	0	0
Funded Status	$ (205)	$ (221)